January 11, 2010

BY EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

State Farm Associates’ Funds Trust

1933 Act Registration No. 2-27058

1940 Act Registration No. 811-1519

Ladies and Gentlemen:

On behalf of State Farm Associates’ Funds Trust (the “Trust”), we are transmitting for electronic filing under the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940 (the “1940 Act”) post-effective amendment no. 56 to the Trust’s registration statement under the Securities Act, which is also amendment no. 34 to its registration statement under the 1940 Act (the “Amendment”).

This filing is being made pursuant to Rule 485(a) under the Securities Act, with an effective date of March 12, 2010. The filing conforms with Form N-1A as amended by Investment Company Act Release 28584, Enhanced Disclosure and New Prospectus Delivery Option for Registered Open-end Management Investment Companies (January 13, 2009).

If you should have any questions concerning this filing or if you would like to comment on the filing, I have provided my contact information below.

/s/ David M. Moore
David M. Moore
Counsel
State Farm
One State Farm Plaza, A-3
Bloomington, Illinois 61710-0001
(309) 766-1908 (phone)
(309) 766-8423 (fax)
David.moore.ct95@statefarm.com